UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [X]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette            West Hartford, CT          October 26, 2011
     --------------------            -----------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          163
                                         -----------

Form 13F Information Table Value Total:  $   217,725
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                             COM             88579Y101       2,061      28,711 SH       Sole                 28,711
7 DAYS GROUP HLDGS LTD            ADR             81783J101         300      23,695 SH       Sole                 23,695
ABB LTD                           SPONSORED ADR   000375204       1,286      75,271 SH       Sole                 75,271
ABBOTT LABS                       COM             002824100         550      10,746 SH       Sole                 10,746
ABIOMED INC                       COM             003654100         278      25,205 SH       Sole                 25,205
AECOM TECHNOLOGY CORP DELAWA      COM             00766T100       1,234      69,833 SH       Sole                 69,833
AFLAC INC                         COM             001055102         606      17,330 SH       Sole                 17,330
AIR PRODS & CHEMS INC             COM             009158106         749       9,804 SH       Sole                  9,804
ALLERGAN INC                      COM             018490102       1,022      12,403 SH       Sole                 12,403
ALPS ETF TR                       ALERIAN MLP     00162Q866         741      48,605 SH       Sole                 48,605
ALTERA CORP                       COM             021441100       1,268      40,200 SH       Sole                 40,200
AMAZON COM INC                    COM             023135106         319       1,475 SH       Sole                  1,475
AMERICAN EXPRESS CO               COM             025816109         685      15,248 SH       Sole                 15,248
AMGEN INC                         COM             031162100       1,724      31,369 SH       Sole                 31,369
AMPHENOL CORP NEW                 CL A            032095101         598      14,665 SH       Sole                 14,665
ANADARKO PETE CORP                COM             032511107         464       7,352 SH       Sole                  7,352
AON CORP                          COM             037389103       2,078      49,500 SH       Sole                 49,500
APACHE CORP                       COM             037411105       1,964      24,480 SH       Sole                 24,480
APPLE INC                         COM             037833100       4,833      12,678 SH       Sole                 12,678
AQUA AMERICA INC                  COM             03836W103         365      16,900 SH       Sole                 16,900
AT&T INC                          COM             00206R102       2,620      91,854 SH       Sole                 91,854
AUTOMATIC DATA PROCESSING IN      COM             053015103         392       8,315 SH       Sole                  8,315
BAKER HUGHES INC                  COM             057224107         912      19,765 SH       Sole                 19,765
BERKLEY W R CORP                  COM             084423102       1,384      46,600 SH       Sole                 46,600
BERKSHIRE HATHAWAY INC DEL        CL B            084670207         825      11,609 SH       Sole                 11,609
BLACKSTONE GROUP L P              COM UNIT LTD    09253U108         562      46,900 SH       Sole                 46,900
BRISTOL MYERS SQUIBB CO           COM             110122108       1,581      50,374 SH       Sole                 50,374
CANADIAN NAT RES LTD              COM             136385101         210       7,175 SH       Sole                  7,175
CAREFUSION CORP                   COM             14170T101         324      13,522 SH       Sole                 13,522
CELGENE CORP                      COM             151020104       2,368      38,239 SH       Sole                 38,239
CHEVRON CORP NEW                  COM             166764100       2,642      28,534 SH       Sole                 28,534
CHICAGO BRIDGE & IRON CO N V      N Y REGISTRY SH 167250109         382      13,345 SH       Sole                 13,345
CHINA MOBILE LIMITED              SPONSORED ADR   16941M109         956      19,620 SH       Sole                 19,620
CHURCH & DWIGHT INC               COM             171340102         844      19,101 SH       Sole                 19,101
CIMAREX ENERGY CO                 COM             171798101       2,418      43,406 SH       Sole                 43,406
CISCO SYS INC                     COM             17275R102       2,789     180,058 SH       Sole                180,058
CITRIX SYS INC                    COM             177376100         292       5,355 SH       Sole                  5,355
CLEAN ENERGY FUELS CORP           COM             184499101         203      37,240 SH       Sole                 37,240
CLEAN HARBORS INC                 COM             184496107       2,576      50,215 SH       Sole                 50,215
CME GROUP INC                     COM             12572Q105       1,499       6,083 SH       Sole                  6,083
COCA COLA CO                      COM             191216100       3,641      53,893 SH       Sole                 53,893
COGNIZANT TECHNOLOGY SOLUTIO      CL A            192446102       1,086      17,325 SH       Sole                 17,325
COLGATE PALMOLIVE CO              COM             194162103       2,047      23,088 SH       Sole                 23,088
COMCAST CORP NEW                  CL A SPL        20030N200       2,072     100,150 SH       Sole                100,150
CONOCOPHILLIPS                    COM             20825C104       1,403      22,158 SH       Sole                 22,158
COSTCO WHSL CORP NEW              COM             22160K105       3,509      42,735 SH       Sole                 42,735
CSX CORP                          COM             126408103         389      20,851 SH       Sole                 20,851
CVS CAREMARK CORPORATION          COM             126650100       2,937      87,435 SH       Sole                 87,435
DANAHER CORP DEL                  COM             235851102       2,968      70,765 SH       Sole                 70,765
DENTSPLY INTL INC NEW             COM             249030107         662      21,559 SH       Sole                 21,559
DEVON ENERGY CORP NEW             COM             25179M103         681      12,286 SH       Sole                 12,286
DIAGEO P L C                      SPON ADR NEW    25243Q205         262       3,453 SH       Sole                  3,453
DIRECTV                           COM CL A        25490A101         232       5,501 SH       Sole                  5,501
DISCOVERY COMMUNICATNS NEW        COM SER C       25470F302         579      16,461 SH       Sole                 16,461
DISNEY WALT CO                    COM DISNEY      254687106       2,215      73,433 SH       Sole                 73,433
DRESSER-RAND GROUP INC            COM             261608103         203       5,000 SH       Sole                  5,000
DUPONT FABROS TECHNOLOGY INC      COM             26613Q106         308       7,704 SH       Sole                  7,704
E M C CORP MASS                   COM             268648102       1,597      76,092 SH       Sole                 76,092
ECOLAB INC                        COM             278865100       4,087      83,600 SH       Sole                 83,600
ELECTRONIC ARTS INC               COM             285512109         309      15,125 SH       Sole                 15,125
EMERSON ELEC CO                   COM             291011104       1,568      37,967 SH       Sole                 37,967
EXELON CORP                       COM             30161N101         427      10,032 SH       Sole                 10,032
EXPRESS SCRIPTS INC               COM             302182100         808      21,785 SH       Sole                 21,785
EXXON MOBIL CORP                  COM             30231G102       9,980     137,414 SH       Sole                137,414
FASTENAL CO                       COM             311900104         838      25,190 SH       Sole                 25,190
FIDELITY NATL INFORMATION SV      COM             31620M106         319      13,110 SH       Sole                 13,110
FIRST SOLAR INC                   COM             336433107       1,085      17,166 SH       Sole                 17,166
FLOWSERVE CORP                    COM             34354P105         446       6,025 SH       Sole                  6,025
FUEL TECH INC                     COM             359523107         300      51,518 SH       Sole                 51,518
GENERAL ELECTRIC CO               COM             369604103       1,993     130,928 SH       Sole                130,928
GOLDMAN SACHS GROUP INC           COM             38141G104         989      10,459 SH       Sole                 10,459
GOOGLE INC                        CL A            38259P508       4,240       8,243 SH       Sole                  8,243
GRAINGER W W INC                  COM             384802104         224       1,500 SH       Sole                  1,500
HARLEY DAVIDSON INC               COM             412822108         581      16,920 SH       Sole                 16,920
HOME DEPOT INC                    COM             437076102         673      20,465 SH       Sole                 20,465
ILLINOIS TOOL WKS INC             COM             452308109         266       6,384 SH       Sole                  6,384
INSITUFORM TECHNOLOGIES INC       CL A            457667103         145      12,550 SH       Sole                 12,550
INTEL CORP                        COM             458140100       1,636      76,717 SH       Sole                 76,717
INTERNATIONAL BUSINESS MACHS      COM             459200101       3,967      22,688 SH       Sole                 22,688
INTUIT                            COM             461202103         729      15,373 SH       Sole                 15,373
INTUITIVE SURGICAL INC            COM NEW         46120E602       1,490       4,090 SH       Sole                  4,090
ITT CORP NEW                      COM             450911102         283       6,740 SH       Sole                  6,740
JACOBS ENGR GROUP INC DEL         COM             469814107       1,168      36,187 SH       Sole                 36,187
JOHNSON & JOHNSON                 COM             478160104       4,481      70,352 SH       Sole                 70,352
JOY GLOBAL INC                    COM             481165108         484       7,755 SH       Sole                  7,755
JPMORGAN CHASE & CO               COM             46625H100         806      26,755 SH       Sole                 26,755
KINDER MORGAN ENERGY PARTNER      UT LTD PARTNER  494550106         519       7,590 SH       Sole                  7,590
KINDER MORGAN MANAGEMENT LLC      SHS             49455U100       2,306      39,296 SH       Sole                 39,296
KOHLS CORP                        COM             500255104         517      10,525 SH       Sole                 10,525
KOPIN CORP                        COM             500600101          51      14,850 SH       Sole                 14,850
KRAFT FOODS INC                   CL A            50075N104       1,341      39,935 SH       Sole                 39,935
LANDAUER INC                      COM             51476K103         508      10,251 SH       Sole                 10,251
LIBERTY GLOBAL INC                COM SER A       530555101         949      26,221 SH       Sole                 26,221
LIBERTY GLOBAL INC                COM SER C       530555309       1,125      32,503 SH       Sole                 32,503
LINCOLN ELEC HLDGS INC            COM             533900106         322      11,095 SH       Sole                 11,095
LOEWS CORP                        COM             540424108         805      23,300 SH       Sole                 23,300
LOWES COS INC                     COM             548661107         354      18,305 SH       Sole                 18,305
MADISON SQUARE GARDEN INC         CL A            55826P100         251      11,000 SH       Sole                 11,000
MARKET VECTORS ETF TR             AGRIBUS ETF     57060U605       1,090      25,207 SH       Sole                 25,207
MARVELL TECHNOLOGY GROUP LTD      ORD             G5876H105       1,836     126,387 SH       Sole                126,387
MCDONALDS CORP                    COM             580135101       3,660      41,675 SH       Sole                 41,675
MCKESSON CORP                     COM             58155Q103         261       3,595 SH       Sole                  3,595
MEDCO HEALTH SOLUTIONS INC        COM             58405U102       1,399      29,829 SH       Sole                 29,829
MERCK & CO INC NEW                COM             58933Y105         416      12,728 SH       Sole                 12,728
MICROSOFT CORP                    COM             594918104       4,121     165,553 SH       Sole                165,553
MONSANTO CO NEW                   COM             61166W101         830      13,831 SH       Sole                 13,831
MORGAN STANLEY                    COM NEW         617446448         169      12,524 SH       Sole                 12,524
MORNINGSTAR INC                   COM             617700109         822      14,565 SH       Sole                 14,565
MOTOROLA SOLUTIONS INC            COM NEW         620076307         218       5,200 SH       Sole                  5,200
MYLAN INC                         COM             628530107         229      13,500 SH       Sole                 13,500
NEW ENGLAND BANCSHARES INC C      COM NEW         643863202         364      39,000 SH       Sole                 39,000
NEW ORIENTAL ED & TECH GRP I      SPON ADR        647581107         875      38,110 SH       Sole                 38,110
NEWFIELD EXPL CO                  COM             651290108       1,315      33,137 SH       Sole                 33,137
NEWMONT MINING CORP               COM             651639106         510       8,100 SH       Sole                  8,100
NEWS CORP                         CL A            65248E104       1,805     116,685 SH       Sole                116,685
NEXTERA ENERGY INC                COM             65339F101         826      15,295 SH       Sole                 15,295
NIKE INC                          CL B            654106103       2,006      23,455 SH       Sole                 23,455
NOBLE ENERGY INC                  COM             655044105       1,274      18,000 SH       Sole                 18,000
NORTHEAST UTILS                   COM             664397106         640      19,010 SH       Sole                 19,010
NOVARTIS A G                      SPONSORED ADR   66987V109         535       9,592 SH       Sole                  9,592
OCCIDENTAL PETE CORP DEL          COM             674599105         469       6,566 SH       Sole                  6,566
ORACLE CORP                       COM             68389X105       1,434      49,892 SH       Sole                 49,892
PEOPLES UNITED FINANCIAL INC      COM             712704105       1,757     154,140 SH       Sole                154,140
PEPSICO INC                       COM             713448108       6,227     100,604 SH       Sole                100,604
PFIZER INC                        COM             717081103       1,888     106,785 SH       Sole                106,785
PHILIP MORRIS INTL INC            COM             718172109         253       4,052 SH       Sole                  4,052
POWERSHARES EFT TRUST             DYN BIOT & GEN  73935X856         479      26,165 SH       Sole                 26,165
POWERSHARES GLOBAL ETF TRUST      GBL WTR PORT    73936T623       1,291      82,630 SH       Sole                 82,630
PRAXAIR INC                       COM             74005P104       2,297      24,575 SH       Sole                 24,575
PRECISION CASTPARTS CORP          COM             740189105         600       3,861 SH       Sole                  3,861
PROCTER & GAMBLE CO               COM             742718109       5,676      89,839 SH       Sole                 89,839
PROGRESSIVE CORP OHIO             COM             743315103         757      42,600 SH       Sole                 42,600
QEP RES INC                       COM             74733V100       1,549      57,209 SH       Sole                 57,209
QUALCOMM INC                      COM             747525103       1,446      29,745 SH       Sole                 29,745
QUANTA SVCS INC                   COM             74762E102       2,560     136,258 SH       Sole                136,258
SCHLUMBERGER LTD                  COM             806857108       2,729      45,681 SH       Sole                 45,681
SOUTHERN CO                       COM             842587107         204       4,823 SH       Sole                  4,823
SPDR GOLD TRUST                   GOLD SHS        78462F103       2,941      18,604 SH       Sole                 18,604
STANLEY BLACK & DECKER INC        COM             854502101       1,075      21,904 SH       Sole                 21,904
STRYKER CORP                      COM             863667101       2,104      44,635 SH       Sole                 44,635
SUCCESSFACTORS INC                COM             864596101         337      14,670 SH       Sole                 14,670
TECK RESOURCES LTD                CL B            878742204         211       7,222 SH       Sole                  7,222
TEREX CORP NEW                    COM             880779103         117      11,398 SH       Sole                 11,398
TEVA PHARMACEUTICAL INDS LTD      ADR             881624209       1,084      29,115 SH       Sole                 29,115
TEXTRON INC                       COM             883203101         249      14,140 SH       Sole                 14,140
THERMO FISHER SCIENTIFIC INC      COM             883556102       3,481      68,749 SH       Sole                 68,749
TORONTO DOMINION BK ONT           COM             891160509         885      12,472 SH       Sole                 12,472
TRANSOCEAN LTD                    REG SHS         H8817H100         940      19,688 SH       Sole                 19,688
UNITED TECHNOLOGIES CORP          COM             913017109       4,358      61,939 SH       Sole                 61,939
UNITEDHEALTH GROUP INC            COM             91324P102       1,644      35,638 SH       Sole                 35,638
VALE S A                          ADR             91912E105         337      14,798 SH       Sole                 14,798
VANCEINFO TECHNOLOGIES INC        ADR             921564100         318      47,315 SH       Sole                 47,315
VEECO INSTRS INC DEL              COM             922417100         790      32,360 SH       Sole                 32,360
VERIZON COMMUNICATIONS INC        COM             92343V104         653      17,740 SH       Sole                 17,740
VISA INC                          COM CL A        92826C839       1,069      12,475 SH       Sole                 12,475
VODAFONE GROUP PLC NEW            SPONS ADR NEW   92857W209       1,095      42,672 SH       Sole                 42,672
WAL MART STORES INC               COM             931142103       3,096      59,654 SH       Sole                 59,654
WASTE MGMT INC DEL                COM             94106L109       1,071      32,900 SH       Sole                 32,900
WELLS FARGO & CO NEW              COM             949746101         239       9,904 SH       Sole                  9,904
WILLIAMS COS INC DEL              COM             969457100         399      16,391 SH       Sole                 16,391
WOODWARD GOVERNOR CO              COM             980745103         688      25,120 SH       Sole                 25,120
YUM BRANDS INC                    COM             988498101       2,275      46,059 SH       Sole                 46,059
ZIMMER HLDGS INC                  COM             98956P102         387       7,229 SH       Sole                  7,229